UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21121

Investment Company Act File Number

Growth Portfolio

(formerly, Large-Cap Growth Portfolio)

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Growth Portfolio

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Aerospace & Defense — 2.0%
Boeing Co. (The)	13,194	$1,680,652
Spirit AeroSystems Holdings, Inc., Class A(1)	41,932	1,595,932

		$3,276,584

Auto Components — 0.8%
Dana Holding Corp.	67,560	$1,295,125

		$1,295,125

Banks — 3.5%
Citigroup, Inc.	24,687	$1,279,280
PNC Financial Services Group, Inc. (The)	14,672	1,255,630
Regions Financial Corp.	149,734	1,503,329
Wells Fargo & Co.	30,825	1,598,893

		$5,637,132

Beverages — 3.4%
Brown-Forman Corp., Class B	14,477	$1,306,115
Constellation Brands, Inc., Class A(1)	19,128	1,667,196
PepsiCo, Inc.	26,650	2,480,849

		$5,454,160

Biotechnology — 9.4%
Amgen, Inc.	26,402	$3,708,425
Biogen Idec, Inc.(1)	8,529	2,821,479
Celgene Corp.(1)	33,421	3,167,642
Gilead Sciences, Inc.(1)	42,918	4,568,621
Vertex Pharmaceuticals, Inc.(1)	8,593	965,080

		$15,231,247

Building Products — 1.0%
Armstrong World Industries, Inc.(1)	28,601	$1,601,656

		$1,601,656

Capital Markets — 1.2%
Invesco, Ltd.	47,199	$1,863,417

		$1,863,417

Chemicals — 3.1%
Ecolab, Inc.	21,988	$2,524,882
Monsanto Co.	22,721	2,556,340

		$5,081,222

Communications Equipment — 2.0%
QUALCOMM, Inc.	43,405	$3,245,392

		$3,245,392

Consumer Finance — 2.3%
American Express Co.	22,257	$1,948,378
Discover Financial Services	28,120	1,810,647

		$3,759,025

Electrical Equipment — 1.0%
Emerson Electric Co.	24,645	$1,542,284

		$1,542,284

Energy Equipment & Services — 2.5%
FMC Technologies, Inc.(1)	23,030	$1,250,759
Schlumberger, Ltd.	27,823	2,829,321

		$4,080,080

Security	Shares	Value
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	22,720	$2,847,270

		$2,847,270

Food Products — 1.0%
Mondelez International, Inc., Class A	45,592	$1,562,210

		$1,562,210

Health Care Equipment & Supplies — 4.7%
Cooper Cos., Inc. (The)	11,833	$1,842,990
Covidien PLC	25,633	2,217,511
Medtronic, Inc.	28,420	1,760,619
Stryker Corp.	22,839	1,844,249

		$7,665,369

Health Care Technology — 0.8%
Cerner Corp.(1)	22,230	$1,324,241

		$1,324,241

Hotels, Restaurants & Leisure — 3.1%
Las Vegas Sands Corp.	13,362	$831,250
Marriott International, Inc., Class A	24,495	1,712,201
Starbucks Corp.	32,659	2,464,448

		$5,007,899

Household Products — 1.0%
Colgate-Palmolive Co.	24,808	$1,617,978

		$1,617,978

Internet & Catalog Retail — 4.7%
Amazon.com, Inc.(1)	13,617	$4,390,665
Priceline Group, Inc. (The)(1)	2,775	3,215,060

		$7,605,725

Internet Software & Services — 7.5%
Facebook, Inc., Class A(1)	55,685	$4,401,342
Google, Inc., Class A(1)	6,692	3,937,640
Google, Inc., Class C(1)	6,692	3,863,693

		$12,202,675

IT Services — 3.2%
Fiserv, Inc.(1)	25,329	$1,637,140
Visa, Inc., Class A	16,241	3,465,342

		$5,102,482

Leisure Products — 1.2%
Brunswick Corp.	45,402	$1,913,240

		$1,913,240

Machinery — 3.1%
Caterpillar, Inc.	16,237	$1,607,950
Donaldson Co., Inc.	38,380	1,559,379
Wabtec Corp.	23,714	1,921,783

		$5,089,112

Media — 3.3%
Comcast Corp., Class A	48,080	$2,585,742
Walt Disney Co. (The)	30,955	2,755,924

		$5,341,666

Oil, Gas & Consumable Fuels — 2.0%
Devon Energy Corp.	18,137	$1,236,581
EOG Resources, Inc.	9,169	907,914
Range Resources Corp.	17,301	1,173,181

		$3,317,676

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	22,128	$1,653,404

		$1,653,404

Security	Shares	Value
Pharmaceuticals — 2.0%
Perrigo Co. PLC	9,723	$1,460,298
Roche Holding AG ADR	49,496	1,830,857

		$3,291,155

Road & Rail — 1.8%
Union Pacific Corp.	27,020	$2,929,508

		$2,929,508

Semiconductors & Semiconductor Equipment — 3.9%
Avago Technologies, Ltd.	24,338	$2,117,406
Intel Corp.	40,320	1,403,942
NXP Semiconductors NV(1)	39,688	2,715,850

		$6,237,198

Software — 6.8%
Microsoft Corp.	71,784	$3,327,906
Oracle Corp.	38,327	1,467,158
salesforce.com, inc.(1)	43,226	2,486,792
Tableau Software, Inc., Class A(1)	18,170	1,320,050
VMware, Inc., Class A(1)	25,968	2,436,837

		$11,038,743

Specialty Retail — 3.1%
Home Depot, Inc. (The)	26,470	$2,428,358
TJX Cos., Inc. (The)	43,056	2,547,623

		$4,975,981

Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	84,329	$8,496,147
EMC Corp.	107,212	3,137,023

		$11,633,170

Textiles, Apparel & Luxury Goods — 1.8%
NIKE, Inc., Class B	32,632	$2,910,774

		$2,910,774

Trading Companies & Distributors — 0.9%
W.W. Grainger, Inc.	5,917	$1,489,013

		$1,489,013

Total Common Stocks (identified cost $96,711,989)		$158,823,813

Short-Term Investments — 0.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$1,389	$1,388,702

Total Short-Term Investments (identified cost $1,388,702)		$1,388,702

Total Investments — 99.0% (identified cost $98,100,691)		$160,212,515

Other Assets, Less Liabilities — 1.0%		$1,640,123

Net Assets — 100.0%		$161,852,638

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2014 was $794.

The Portfolio did not have any open financial instruments at September 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$98,136,939

Gross unrealized appreciation	$62,341,710
Gross unrealized depreciation	(266,134)

Net unrealized appreciation	$62,075,576

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$158,823,813	*	$—	$—	$158,823,813
Short-Term Investments	—		1,388,702	—	1,388,702
Total Investments	$158,823,813		$1,388,702	$—	$160,212,515

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective October 31, 2014, the name of the Portfolio was changed from Large-Cap Growth Portfolio.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Growth Portfolio

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Lewis R. Piantedosi
Lewis R. Piantedosi
President

Date:	November 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 24, 2014